Note 20 - Borrowings - Borrowings Evolution (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Borrowings [abstract]
At the beginning of the year, noncurrent	$ 315,739
At the beginning of the year, current	303,268
Translation differences, noncurrent	(48)
Translation differences, current	(2,570)
Proceeds and repayments, net, noncurrent	(179,647)
Proceeds and repayments, net, current	(103,561)
Interests Accrued less payments, noncurrent	618
Interests Accrued less payments, current	(2,828)
Reclassifications, noncurrent	(25,230)
Reclassifications, current	25,230
Overdrafts variation, noncurrent
Overdrafts variation, current	(38)
At the end of the year, noncurrent	111,432
At the end of the year, current	$ 219,501